DEBT - Lines of Credit (Details) $ in Thousands				1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 06, 2021 aircraft	Feb. 10, 2021 USD ($)	May 15, 2020 USD ($)	Apr. 30, 2021 aircraft	Mar. 31, 2021 USD ($) aircraft	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($) aircraft	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) aircraft	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
DEBT
Maximum borrowing capacity			$ 25,000								$ 20,000
Extension term of maturity			1 year
Letters of Credit Outstanding, Amount									$ 0
Line of Credit Facility, Remaining Borrowing Capacity									$ 25,000	$ 19,650
Commitment fee on unused facility (as a percent)									0.50%
Number of aircrafts previously under operating leases | aircraft				1	5		6		2
Minimum
DEBT
Maximum borrowing capacity			$ 20,000
Maximum
DEBT
Maximum borrowing capacity			$ 25,000
Fed Funds Effective Rate Overnight Index Swap Rate [Member]
DEBT
Derivative, Basis Spread on Variable Rate									0.50%
Adjusted LIBOR Rate
DEBT
Derivative, Basis Spread on Variable Rate									1.00%
Prior revolving credit agreement
DEBT
Maximum borrowing capacity		$ 25,000
Credit Facilities
DEBT
Term of debt		5 years
Minimum liquidity required to be maintained		$ 30,000					$ 30,000
Credit Facilities | Minimum
DEBT
Minimum EBITDAR required to be maintained							62,100		$ 62,100
Credit Facilities | Maximum
DEBT
Minimum EBITDAR required to be maintained									87,700
Credit Facilities | Subsequent Event | Minimum
DEBT
Minimum EBITDAR required to be maintained						$ 87,700		$ 78,100
Credit Facilities | Base rate
DEBT
Minimum interest rate		2.00%
Credit Facilities | Base rate | Minimum
DEBT
Margin (as a percent)		4.00%
Credit Facilities | Base rate | Maximum
DEBT
Margin (as a percent)		5.00%
Revolving Credit Facility
DEBT
Maximum borrowing capacity		$ 25,000
Commitment fee on unused facility (as a percent)		0.50%
Amount drawn									$ 0	$ 0
Delayed Draw Term Loan Facility
DEBT
Maximum borrowing capacity		$ 90,000
Amount drawn							$ 79,494
Number of aircrafts previously under operating leases | aircraft							6
Delayed Draw Term Loan Facility | Subsequent Event
DEBT
Amount drawn					$ 68,000
Number of aircrafts previously under operating leases | aircraft	5				5